Consolidated Statements of Operation and Other Comprehensive (Loss)/ Income - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
Revenues	$ 98,152,825	$ 89,488,658	$ 71,484,703
Cost of revenues	(93,098,463)	(85,777,192)	(53,309,102)
Gross profit	5,054,362	3,711,466	18,175,601
Operating expenses:
Selling and marketing	54,701,318	40,476,616	9,958,886
General and administrative	9,478,099	9,126,812	5,030,899
Research and development	1,397,118	1,684,089	1,660,100
Goodwill impairment	7,872,696	10,309,745
Total operating expenses	73,449,231	61,597,262	16,649,885
Operating (loss) income	(68,394,869)	(57,885,796)	1,525,716
Other income (expenses):
Interest income	31,886	108,395	131,901
Interest expense	(72,303)	(85,993)	(111,799)
Other income, net	(294,750)	117,086	105,522
Total other income, net	(335,167)	139,488	125,624
(Loss) Income before income taxes	(68,730,036)	(57,746,308)	1,651,340
Income tax benefit (provision)	(3,457,080)	3,726,227	(959,384)
Net (loss) income	(72,187,116)	(54,020,081)	691,956
Net loss attributable to non-controlling interests	448,242	4,829,471	94,400
Net (loss) income attributable to Paranovus Entertainment Technology Ltd	(71,738,874)	(49,190,610)	786,356
Other comprehensive income (loss):
Foreign currency translation adjustments	(4,435,667)	2,523,258	6,113,570
Comprehensive (loss) income	(76,622,783)	(51,496,823)	6,805,526
Less: comprehensive (loss) income attributable to non-controlling interests	(272,988)	2,696,899	(2,873,378)
Comprehensive (loss) income attributable to Paranovus Entertainment Technology Ltd	$ (76,895,771)	$ (48,799,924)	$ 3,932,148
Basic and diluted earnings per ordinary share
Basic earnings per ordinary share (in Dollars per share)	$ (12.63)	$ (1.22)	$ 0.03
Weighted average number of ordinary shares outstanding
Basic weighted average number of ordinary shares outstanding (in Shares)	5,678,081	40,485,912	26,160,270